PROPERTY AND EQUIPMENT (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 173	$ 233	$ 250